Average Annual Total Returns - FidelityNewMarketsIncomeFund-RetailPRO - FidelityNewMarketsIncomeFund-RetailPRO - Fidelity New Markets Income Fund	Mar. 01, 2024
Fidelity New Markets Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.97%
Past 5 years	1.97%
Past 10 years	2.99%
Fidelity New Markets Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.46%
Past 5 years	0.04%
Past 10 years	0.80%
Fidelity New Markets Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.15%
Past 5 years	0.69%
Past 10 years	1.34%
JP075
Average Annual Return:
Past 1 year	11.09%
Past 5 years	1.67%
Past 10 years	3.22%
IXVZ0
Average Annual Return:
Past 1 year	11.09%
Past 5 years	2.12%
Past 10 years	3.15%